Average Annual Total Returns - First Trust Active Factor Mid Cap ETF	First Trust Active Factor Mid Cap ETF 1 Year	First Trust Active Factor Mid Cap ETF Since Inception	First Trust Active Factor Mid Cap ETF Inception Date	First Trust Active Factor Mid Cap ETF After tax on distributions 1 Year	First Trust Active Factor Mid Cap ETF After tax on distributions Since Inception	First Trust Active Factor Mid Cap ETF After tax on distributions and sale of fund shares 1 Year	First Trust Active Factor Mid Cap ETF After tax on distributions and sale of fund shares Since Inception	S&P MidCap 400® Index (reflects no deduction for fees, expenses or taxes) 1 Year	S&P MidCap 400® Index (reflects no deduction for fees, expenses or taxes) Since Inception
Total	5.89%	8.41%	Dec. 03, 2019	5.36%	7.79%	3.44%	6.11%	13.66%	16.97%